Variable Interest Entities	12 Months Ended
Sep. 30, 2017
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 4. VARIABLE INTEREST ENTITIES

Since the inception of Kingtone Wireless on October 27, 2009, the controlling shareholders of Kingtone Wireless have also owned more than 50% of Kingtone Information since its inception on December 28, 2001. Mr. Tao Li, the controlling shareholder of Kingtone Information, obtained beneficial ownership and the right to acquire a majority of the outstanding shares of Kingtone Wireless pursuant to that certain Term Sheet, dated October 27, 2009, by and between certain shareholders of Kingtone Information (including Mr. Li) and Ms. Sha Li, the sole shareholder of Kingtone Wireless at such time (the “Term Sheet”). Such parties subsequently entered into Call Option Agreements dated December 15, 2009 upon the terms and conditions set forth in the Term Sheet. On December 15, 2009, Kingtone Wireless through its subsidiary Softech entered into a series of agreements (the “Restructuring Agreements”) with Kingtone Information to qualify Kingtone Information as a VIE and to meet foreign ownership limitations established by the PRC (the “Reorganization”). The Restructuring Agreements are as follows:

Entrusted Management Agreement

Pursuant to the terms of a certain Entrusted Management Agreement dated December 15, 2009 among Kingtone Information, Softech and the shareholders of Kingtone Information (the “Entrusted Management Agreement”), Kingtone Information and its shareholders agreed to entrust the operations and management of its business to Softech. According to the Entrusted Management Agreement, Softech possesses the full and exclusive right to manage Kingtone Information’s operations, assets and personnel, has the right to control all of Kingtone Information’s cash flows through an entrusted bank account, is entitled to Kingtone Information’s net profits as a management fee, is obligated to pay all of Kingtone Information’s payables and loan payments, and bears all losses of Kingtone Information. The Entrusted Management Agreement will remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires all of the assets or equity of Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Exclusive Technology Service Agreement

Pursuant to the terms of a certain Exclusive Technology Service Agreement dated December 15, 2009 between Kingtone Information and Softech (the “Exclusive Technology Services Agreement”), Softech is the exclusive technology services provider to Kingtone Information. Kingtone Information agrees to pay Softech all fees payable for technology services prior to making any payments under the Entrusted Management Agreement. Any payment from Kingtone Information to Softech must comply with applicable Chinese laws. Further, the parties agree that Softech shall retain sole ownership of all intellectual property developed in connection with providing technology services to Kingtone Information. The Exclusive Technology Services Agreement shall remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Shareholders’ Voting Proxy Agreement

Pursuant to the terms of a certain Shareholders’ Voting Proxy Agreement dated December 15, 2009, by and among Softech and the shareholders of Kingtone Information (the “Shareholders’ Voting Proxy Agreement”), each of the shareholders of Kingtone Information irrevocably appoints Softech as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders, pursuant to PRC law and the Articles of Association of Kingtone Information, including the appointment and election of directors of Kingtone Information. Softech agrees that it shall maintain a board of directors, the composition of which will be the members of the board of directors of Kingtone Wireless, except those directors that are employed solely for the purpose of satisfying listing or financing requirements of Kingtone Wireless. The Shareholders’ Voting Proxy Agreement will remain in effect until Softech acquires all of the assets or equity of Kingtone Information.

Exclusive Option Agreement

Pursuant to the terms of a certain Exclusive Option Agreement, dated December 15, 2009, by and among Softech, Kingtone Information and the shareholders of Kingtone Information (the “Exclusive Option Agreement”), the shareholders of Kingtone Information granted Softech an irrevocable and exclusive purchase option (the “Option”) to acquire Kingtone Information’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. As discussed above, current PRC law does not allow foreigners to hold equity interests in a PRC entity that engages in business dealings with classified government information. Accordingly, the Option is exercisable at any time at Softech’s discretion so long as such exercise and subsequent acquisition of Kingtone Information does not violate PRC law. The consideration for the exercise of the Option is to be determined by the parties and memorialized in the future by definitive agreements setting forth the kind and value of such consideration. To the extent Kingtone Information shareholders receive any of such consideration, the Option requires them to transfer (and not retain) the same to Kingtone Information or Softech. The Exclusive Option Agreement may be terminated by mutual agreement or by 30 days written notice by Softech.

Equity Pledge Agreement

Pursuant to the terms of a certain Equity Pledge Agreement, dated December 15, 2009, by and among Softech and the shareholders of Kingtone Information (the “Pledge Agreement”), the shareholders of Kingtone Information pledge all of their equity interests in Kingtone Information, including the proceeds thereof, to guarantee all of Softech’s rights and benefits under the Entrusted Management Agreement, the Exclusive Technology Service Agreement, the Shareholders’ Voting Proxy Agreement and the Exclusive Option Agreement. Prior to termination of the Pledge Agreement, the pledged equity interests cannot be transferred without Softech’s prior written consent. The Pledge Agreement may be terminated only by written agreement of the parties.

As a result of these contractual arrangements, Kingtone Wireless is able to exercise control over Kingtone Information and is entitled to substantially all of the economic benefits of Kingtone Information through its subsidiary, Softech. Therefore, Kingtone Wireless had consolidated Kingtone Information’s financial statements in accordance with ASC 810-10 (“Consolidation of Variable Interest Entities”) since the date of the Reorganization. The controlling shareholder also controlled Kingtone Wireless and Kingtone Information before and after the Reorganization, therefore the Reorganization is accounted for as a transaction between entities under common control in a manner similar to pooling of interests.

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30, 2017 and 2016:

	As of September 30,
	2017	2016
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$397	$491
Accounts and notes receivable, net of allowance	3,399	4,243
Unbilled revenue	677	385
Amounts due from related companies	6,986	6,152
Inventories	45	90
Other receivables and prepayments	114	95
Total Current Assets	11,618	11,456
Property and equipment, net	10,370	10,863
Intangible assets	509	527
Total Assets	$22,497	$22,846

LIABILITIES
Current liabilities
Accounts payable	$917	$1,277
Advances from customers	368	381
Other payables and accruals	42	96
Taxes payable	1,278	1,406
Amounts due to related party		-
Dividend payable	777	775
Total Current Liabilities	3,382	3,935
Total Liabilities	$3,382	$3,935

	For the years ended September 30,
	2017	2016	2015
	US$(’000)	US$(’000)	US$(’000)
Revenue	$173	$1,192	$8,819
Net Income	$27	$299	$1,527

Parent-only Schedule

The management believes Schedule I (Condensed Financial Information of Registrant) is not required because the amount of restricted net assets of our PRC subsidiaries and VIEs as a result of the statutory reserve required to be maintained was $2.5 million (or 10% of the Company’s total consolidated net assets as of September 30, 2017) which is less than 25%.Therefore, the Company determined the parent company schedule information is not required to be presented under Rule 5-04 of Regulation S-X.

One of our wholly owned subsidiaries and the VIE are corporations incorporated under the laws of the PRC and subject to the PRC laws and regulations. Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company’s subsidiary and VIE in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s Foreign-Invested Enterprises (“FIEs”), the Company’s subsidiaries must make appropriations from after-tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds, including to (i) a general reserve fund, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. At least 10% of after-tax profits calculated in accordance with PRC GAAP is appropriated for the general reserve fund, although such appropriation is not required if the general reserve fund has reached 50% of the registered capital of the Company. Appropriations for the other two reserve funds is at the Company’s discretion. Additionally, the Company’s VIE, in accordance with the Chinese corporate law, must make appropriations from its after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds, including to (i) a statutory surplus fund and (ii) a discretionary surplus fund. At least 10% of the after-tax profits calculated in accordance with PRC GAAP is appropriated for the statutory surplus fund, although appropriation is not required if the reserve fund has reached 50% of the registered capital of the VIE. The general reserve fund and statutory surplus fund are restricted for setting off against losses, expansion of production and operations or increase in registered capital of the respective company. As a result of these PRC laws and regulations, the general reserve, statutory surplus and registered capital of the Company’s PRC subsidiaries and VIE are restricted in terms of being transferred to the Company either in the form of dividends, loans or advances. The amount of such restricted net assets for all PRC subsidiaries and for the VIE was equal to $2.5 million, or 10% of the Company’s total consolidated net assets, as of September 30, 2017.

The Company performed an evaluation to identify circumstances where third parties may limit its subsidiaries’ or VIE’s ability to loan, advance or dividend funds to the parent, including review of all loan agreements to which its subsidiaries or VIE is a party. The Company did not find such restrictions contained in the agreements.

There are no other specific third party restrictions on the ability of the Company’s subsidiary or VIE to transfer funds outside of the entity. As a result, there are no other restricted net assets as such term is defined under Rule 4-08(e) (3) of Regulation S-X.